Goodwill and intangible assets - Summary of Other Changes In Other Intangible Assets (Detail) - Other intangible assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 391,055	¥ 377,500
Changes in carrying amount:
Additions	102,645	98,037
Acquisitions through business combinations	43,712	3,914
Internal development	15,681	17,255
Disposals or classified as held for sale	(3,870)	(5,555)
Amortization	(109,804)	(93,468)
Impairment losses	(3,739)	(6,997)
Translation adjustment	14,582	2,367
Other	(159)	(1,998)
Total changes	59,048	13,555
Ending Balance	450,103	391,055
Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,786	16,362
Changes in carrying amount:
Additions	4,668	8,210
Acquisitions through business combinations	2,488	16
Disposals or classified as held for sale	(49)	(81)
Amortization	(5,576)	(5,851)
Impairment losses	(6)	(97)
Translation adjustment	216	(14)
Other	140	(759)
Total changes	1,881	1,424
Ending Balance	19,667	17,786
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,719	3,818
Changes in carrying amount:
Additions	639	53
Acquisitions through business combinations	19,121	1,693
Disposals or classified as held for sale	(565)
Amortization	(4,975)	(1,130)
Translation adjustment	2,146	286
Other		(1)
Total changes	16,366	901
Ending Balance	21,085	4,719
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,853	17,574
Changes in carrying amount:
Additions	158	9
Acquisitions through business combinations	7,076	358
Disposals or classified as held for sale	(550)	(1)
Amortization	(1,875)	(550)
Impairment losses	(313)
Translation adjustment	2,280	483
Other	1	(20)
Total changes	6,777	279
Ending Balance	24,630	17,853
Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	244,335	231,284
Changes in carrying amount:
Additions	93,642	85,562
Acquisitions through business combinations	6,895	191
Internal development	15,681	17,255
Disposals or classified as held for sale	(2,599)	(5,018)
Amortization	(87,113)	(78,364)
Impairment losses	(3,218)	(6,401)
Translation adjustment	5,534	752
Other	819	(926)
Total changes	29,641	13,051
Ending Balance	273,976	244,335
Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	28,590	32,166
Changes in carrying amount:
Acquisitions through business combinations		156
Disposals or classified as held for sale		(202)
Amortization	(3,361)	(3,273)
Translation adjustment	2,829	(24)
Other		(233)
Total changes	(532)	(3,576)
Ending Balance	28,058	28,590
Other iMtaMgible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	77,772	76,296
Changes in carrying amount:
Additions	3,538	4,203
Acquisitions through business combinations	8,132	1,500
Disposals or classified as held for sale	(107)	(253)
Amortization	(6,904)	(4,300)
Impairment losses	(202)	(499)
Translation adjustment	1,577	884
Other	(1,119)	(59)
Total changes	4,915	1,476
Ending Balance	82,687	77,772
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,315,627	1,234,953
Changes in carrying amount:
Ending Balance	1,474,330	1,315,627
Gross carrying amount | Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	218,192	197,891
Changes in carrying amount:
Ending Balance	213,649	218,192
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	41,494	38,842
Changes in carrying amount:
Ending Balance	58,427	41,494
Gross carrying amount | Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	24,250	23,150
Changes in carrying amount:
Ending Balance	32,683	24,250
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	827,210	749,598
Changes in carrying amount:
Ending Balance	952,153	827,210
Gross carrying amount | Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	55,752	56,270
Changes in carrying amount:
Ending Balance	61,939	55,752
Gross carrying amount | Other iMtaMgible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	148,729	169,202
Changes in carrying amount:
Ending Balance	155,479	148,729
Accumulated depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(924,572)	(857,453)
Changes in carrying amount:
Ending Balance	(1,024,227)	(924,572)
Accumulated depreciation and impairment losses | Patent rights, know-how and license agreements
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(200,406)	(181,529)
Changes in carrying amount:
Ending Balance	(193,982)	(200,406)
Accumulated depreciation and impairment losses | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(36,775)	(35,024)
Changes in carrying amount:
Ending Balance	(37,342)	(36,775)
Accumulated depreciation and impairment losses | Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(6,397)	(5,576)
Changes in carrying amount:
Ending Balance	(8,053)	(6,397)
Accumulated depreciation and impairment losses | Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(582,875)	(518,314)
Changes in carrying amount:
Ending Balance	(678,177)	(582,875)
Accumulated depreciation and impairment losses | Television carriage contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(27,162)	(24,104)
Changes in carrying amount:
Ending Balance	(33,881)	(27,162)
Accumulated depreciation and impairment losses | Other iMtaMgible assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(70,957)	(92,906)
Changes in carrying amount:
Ending Balance	¥ (72,792)	¥ (70,957)